Average Annual Total Returns - Class P Shares - Goldman Sachs Technology Opportunities Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses) 1 Year	NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses) Since Inception
Total	45.73%	25.87%	Apr. 17, 2018	42.97%	21.40%	28.65%	19.20%	44.77%	24.69%